Cash Flow Items (Tables)	6 Months Ended
Jun. 30, 2023
Cash Flow Items [Abstract]
Schedule of Adjustment for Other Non-Cash Items within Operating Activities	Adjustment for other non-cash items within operating activities:
		Three months ended June 30,		Six months ended June 30,
($000s)	Notes	2023	2022	2023	2022
Impairment of investment in associate	6	-	873	-	873
Equity loss of associate	6	60	46	120	90
Environmental rehabilitation expense	10	-	26	-	(41)
Unrealized gain on convertible notes receivable		22	(6)	37	9
Accrued interest income on convertible notes receivable		-	-	(20)	(19)
Depreciation	8	33	74	65	95
Finance costs, net		63	18	124	34
Effects of exchange rate fluctuation on cash and cash equivalents		209	(1,430)	230	(1,374)
		387	(399)	556	(333)